Other Expense, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Other Expense, Net [Abstract]
Schedule of Other Expense, Net
	For the three-month periods ended March 31,		For the nine-month periods ended March 31,
	2025	2024	2025	2024
	US$	US$	US$	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Other income (expense), net	841	(25,932)	(28,895)	(26,047)
Foreign exchange loss	(621,976)	(284,991)	(735,371)	(129,970)
Other expense, net	(621,135)	(310,923)	(764,266)	(156,017)

	For the years ended June 30,
	2024	2023
	US$	US$
Loss from disposal of subsidiaries	—	(150,207)
Other income (expense), net	486	(21,111)
Foreign exchange loss	(294,687)	(511,638)
Other expense, net	(294,201)	(682,956)